Columbia Variable Portfolio – Cornerstone Equity Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Cornerstone Equity Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 10.7%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,870,028	54,212,112
Interactive Media & Services 8.9%
Alphabet, Inc., Class C	651,256	186,819,296
Meta Platforms, Inc., Class A	147,786	84,552,804
Total		271,372,100
Total Communication Services		325,584,212
Consumer Discretionary 10.2%
Automobiles 1.1%
General Motors Co.	458,334	34,145,883
Broadline Retail 4.4%
Amazon.com, Inc.(a)	644,654	134,262,089
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	94,004	28,584,736
Royal Caribbean Cruises Ltd.	123,239	33,912,908
Total		62,497,644
Specialty Retail 2.6%
Gap, Inc. (The)	1,406,234	34,030,863
TJX Companies, Inc. (The)	276,368	44,135,969
Total		78,166,832
Total Consumer Discretionary		309,072,448
Consumer Staples 4.0%
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	488,335	60,690,274
Household Products 2.0%
Colgate-Palmolive Co.	308,068	26,256,635
Procter & Gamble Co. (The)	241,238	34,844,417
Total		61,101,052
Total Consumer Staples		121,791,326
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Valero Energy Corp.	195,151	48,217,909
Total Energy		48,217,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.3%
Banks 6.6%
Bank of America Corp.	1,116,824	54,445,170
Citigroup, Inc.	507,366	57,540,378
JPMorgan Chase & Co.	302,414	88,958,102
Total		200,943,650
Capital Markets 3.4%
Charles Schwab Corp. (The)	573,594	53,906,364
Goldman Sachs Group, Inc. (The)	60,182	50,913,370
Total		104,819,734
Financial Services 2.1%
MasterCard, Inc., Class A	126,539	63,226,477
Insurance 2.2%
Chubb Ltd.	206,424	67,279,775
Total Financials		436,269,636
Health Care 11.4%
Biotechnology 3.8%
AbbVie, Inc.	232,909	50,655,378
Insmed, Inc.(a)	111,803	18,282,027
Revolution Medicines, Inc.(a)	167,301	16,270,022
Vertex Pharmaceuticals, Inc.(a)	71,546	31,948,151
Total		117,155,578
Health Care Equipment & Supplies 1.7%
Boston Scientific Corp.(a)	352,171	22,098,730
Intuitive Surgical, Inc.(a)	62,709	28,908,222
Total		51,006,952
Health Care Providers & Services 0.6%
Cencora, Inc.	56,935	17,885,561
Life Sciences Tools & Services 1.6%
Danaher Corp.	179,492	34,031,683
Illumina, Inc.(a)	123,352	15,204,368
Total		49,236,051

Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Cornerstone Equity Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Eli Lilly & Co.	71,509	65,771,833
Merck & Co., Inc.	383,281	46,104,871
Total		111,876,704
Total Health Care		347,160,846
Industrials 10.4%
Aerospace & Defense 2.3%
General Dynamics Corp.	141,813	48,673,058
Karman Holdings, Inc.(a)	274,746	21,993,417
Total		70,666,475
Commercial Services & Supplies 2.2%
Cintas Corp.	197,675	33,434,749
Republic Services, Inc.	156,493	34,275,097
Total		67,709,846
Electrical Equipment 2.3%
Eaton Corp. PLC	103,053	36,858,967
Vertiv Holdings Co.	124,609	31,224,523
Total		68,083,490
Ground Transportation 1.8%
CSX Corp.	1,351,386	55,474,395
Machinery 1.8%
Parker-Hannifin Corp.	60,441	54,109,201
Total Industrials		316,043,407
Information Technology 29.9%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity PLC	213,780	44,684,296
Semiconductors & Semiconductor Equipment 14.6%
Broadcom, Inc.	358,684	111,016,285
Lam Research Corp.	147,430	31,499,894
Micron Technology, Inc.	105,355	35,593,133
NVIDIA Corp.	1,520,201	265,123,054
Total		443,232,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.9%
Microsoft Corp.	503,291	186,303,230
Palo Alto Networks, Inc.(a)	393,167	63,032,533
ServiceNow, Inc.(a)	204,567	21,387,480
Total		270,723,243
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	588,557	149,369,881
Total Information Technology		908,009,786
Real Estate 2.2%
Specialized REITs 2.2%
Equinix, Inc.	69,403	68,031,597
Total Real Estate		68,031,597
Utilities 4.4%
Electric Utilities 1.5%
Entergy Corp.	411,897	46,280,747
Multi-Utilities 2.9%
Ameren Corp.	394,264	43,337,499
DTE Energy Co.	305,130	44,616,109
Total		87,953,608
Total Utilities		134,234,355
Total Common Stocks (Cost $1,786,182,308)		3,014,415,522

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	25,621,496	25,611,248
Total Money Market Funds (Cost $25,612,684)		25,611,248
Total Investments in Securities (Cost: $1,811,794,992)		3,040,026,770
Other Assets & Liabilities, Net		1,491,762
Net Assets		3,041,518,532
Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Cornerstone Equity Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	10,439,635	152,585,455	(137,411,737)	(2,105)	25,611,248	4,805	238,977	25,621,496
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Cornerstone Equity Fund  | 2026

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